Deferred Offering Costs - Schedule of Deferred Offering Costs (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Deferred Offering Costs [Abstract]
Deferred offering costs	$ 1,021,405	$ 836,288